Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 29,626	$ 4,586	¥ 1,158,044
Restricted cash	355,017	54,953	187,241
Amount due from a related party			491
Short-term investments	81,575	12,627	486,756
Prepayments and other current assets			344,870
Total current assets	466,218	72,166	2,177,402
Non-current assets:
Property and equipment, net	36,955	5,720	581,248
Intangible assets, net			277,953
Long-term investments			1,048,178
Goodwill			1,481,401
Deferred tax assets			191,721
Amount due from a related party			20,400
Operating lease right-of-use assets			1,481,196
Other non-current assets			638,892
Total non-current assets	36,955	5,720	5,720,989
Total assets	503,173	77,886	7,898,391
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB642,674 and RMB 838,675 (US$129,818) as of August 31, 2020 and 2021, respectively)	868,464	134,429	889,055
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of RMB93,156 and 59,995 (US$9,287) as of August 31, 2020 and 2021, respectively)	48,216	7,463	97,720
Prepayments from customers (including prepayments from customers of the consolidated VIEs without recourse to the Group of RMB2,547,444 and 2,786,961 (US$431,391) as of August 31, 2020 and 2021, respectively)	2,787,686	431,504	2,547,493
Amounts due to related parties (including amount due to a related party of the consolidated VIEs without recourse to the Group of RMB14,447 and RMB1,205 (US$187) as of August 31, 2020 and 2021, respectively)	1,205	187	14,447
Short-term loans (including short-term loans of the consolidated VIEs without recourse to the Group of RMB789,550 and 498,574 (US$77,174) as of August 31, 2020 and 2021, respectively)	498,574	77,174	789,550
Operating lease liabilities, current portion (including operating lease liabilities, current portion of the consolidated VIEs without recourse to the Group of RMB483,056 and nil as of August 31, 2020 and 2021, respectively)			483,056
Long-term loans, current portion (including long-term loans, current portion of the consolidated VIEs without recourse to the Group of RMB98,280 and RMB112,500 (US$17,414) as of August 31, 2020 and 2021, respectively)	513,432	79,474	295,433
Total current liabilities	4,717,577	730,231	5,116,754
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB71,021 and nil as of August 31, 2020 and 2021, respectively)			71,025
Long-term loans (including long-term loans of the consolidated VIEs without recourse to the Group of RMB291,780 and MB135,000 (US$20,897) as of August 31, 2020 and 2021, respectively)	135,000	20,897	1,023,151
Convertible senior notes (including convertible senior notes of the consolidated VIEs without recourse to the Group of nil as of August 31, 2020 and 2021, respectively)	226,114	35,000	239,659
Unrecognized tax benefit (including unrecognized tax benefit of the consolidated VIEs without recourse to the Group of RMB29,610 and nil as of August 31, 2020 and 2021, respectively)			29,610
Operating lease liabilities, non-current portion (including operating lease liabilities, non-current portion of the consolidated VIEs without recourse to the Group of RMB929,135 and nil as of August 31, 2020 and 2021, respectively)			929,135
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of RMB23,084 and RMB23,083 (US$3,573) as of August 31, 2020 and 2021, respectively)	45,727	7,078	47,084
Total non-current liabilities	406,841	62,975	2,339,664
Total liabilities	5,124,418	793,206	7,456,418
Commitments and contingencies
Shareholders’ equity:
Treasury stock	(344)	(53)	(274,648)
Additional paid-in capital	5,337,962	826,259	5,598,978
Statutory reserves	16,427	2,543	12,270
Accumulated deficit	(10,078,429)	(1,560,032)	(5,035,172)
Accumulated other comprehensive income	92,693	14,346	99,167
Total Meta Data Limited shareholders’ equity	(4,631,649)	(716,931)	400,637
Non-controlling interests	10,404	1,611	41,336
Total shareholders’ equity	(4,621,245)	(715,320)	441,973
Total liabilities, non-controlling interests and shareholders’ equity	503,173	77,886	7,898,391
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	26	4	26
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 16	$ 2	¥ 16